The Company and Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details) - Customer Concentration Risk	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total Customer | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			99.00%		87.00%	100.00%
Total Customer | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	99.00%	99.00%	98.00%	99.00%	89.00%	91.00%
Customer A | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			99.00%		13.00%
Customer A | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	99.00%	75.00%	98.00%	56.00%	70.00%
Customer B | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				30.00%	19.00%
Customer C | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					12.00%
Customer C | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		24.00%		13.00%
Customer D, related party | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage						20.00%
Customer E | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage						12.00%
Customer F | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage						100.00%
Customer G | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage						49.00%
Customer H | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage						10.00%
Customer I | Accounts Receivable
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					62.00%